SUPPLEMENT DATED OCTOBER 12, 2004
                                     TO THE
                        PROSPECTUS DATED OCTOBER 4, 2004
                                       FOR
                  PERSPECTIVE II(R) FIXED AND VARIABLE ANNUITY

                            JNLNY SEPARATE ACCOUNT I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

For contracts distributed through A.G. Edwards, the following features will not be available:

4% For Life Guaranteed Minimum Withdrawal Benefit
5% For Life Guaranteed Minimum Withdrawal Benefit
4% Contract Enhancement


(To be used with NV4224 Rev. 10/04.)

                                                                    NV5881 10/04